Accounts Receivable, net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Accounts Receivable, net

Note 11. Accounts Receivable, net (including related parties)

	December 31,	December 31,
	2020	2021

	(in thousands)
Accounts receivable	$243,816	410,140
Accounts receivable from related parties	-	71
Less: Loss allowance	(190)	-
	$243,626	410,211

As of December 31, 2020 and 2021, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2020
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$243,208	0%	$-
Past due within 30 days	36	0%	-
Past due 31‑60 days	382	0%	-
Past due 61‑90 days	-	0%	-
Past due 91‑120 days	-	0%-6.32%	-
Past due over 121 days	-	100.00%	-
	$243,626		$-

	December 31, 2021
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$408,415	0%	$-
Past due within 30 days	795	0%	-
Past due 31‑60 days	924	0%	-
Past due 61‑90 days	77	0%	-
Past due 91‑120 days	-	0%	-
Past due over 121 days	-	100.00%	-
	$410,211		$-

There were no changes in loss allowance as of December 31, 2020. As of December 31, 2021, the Company recognized a reversal of credit losses  amounting to $190 thousand for accounts receivable due to recovery.

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year

	(in thousands)

Year 2019	$290	67	(167)	190
Year 2020	$190	-	-	190
Year 2021	$190	(190)	-	-